13F-HR
12/31/06

0000889780
koong@h3

NONE
1
Michael A. Chisek
212-446-9330

mchisek@dccap.com

13F-HR
Form 13F Holdings Report

					UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.) : 	[  ] is a restatement.
	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	D. C. Capital Partners, L.P.
Address:	800 Third Avenue
	40th Floor
	New York, NY  10022

13F File Number:	28-6726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Michael A. Chisek
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

	Michael A. Chisek	New York, New York February 13, 2007

Report Type (Check only one.):

[ X]			13F HOLDINGS REPORT
[  ]			13F NOTICE
[  ]			13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.  /s/ Michael A. Chisek

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total: 18

Form 13F Information Table Value total:	$228,222

List of Other Included Managers:

No.	13F File Number		Name





<PAGE







































FORM 13F INFORMATION TABLE





























































NAME OF ISSUER

TITLE OF
CLASS

CUSIP

VALUE

SHARES/

SH/

PUT/

INVSTMT

OTHER

VOTING
AUTHORITY








(x$1000)

PRN AMT

PRN

CALL

DISCRETN

MANAGERS

SOLE
SHARED
NONE
































AMR

COM

001765106

18138

600000

SH



Sole



600000


Advance Auto Parts Inc

COM

00751Y106

11920

335200

SH



Sole



335200


American Axle & Mfg Holdings
COM

024061103

15192

800000

SH



Sole



800000


Amgen Inc

COM

031162100

13662

200000

SH



Sole



200000


BE Aerospace

COM

131193104

25680

1000000

SH



Sole



1000000


Comcast

COM

20030N200

14658

350000

SH



Sole



350000


Corning Incorporated

COM

219350105

7671

410000

SH



Sole



410000


Dana Corporation

COM

235811106

2780

2000000

SH



Sole



2000000


Walt Disney Company

COM

254687106

17135

500000

SH



Sole



500000


Home Depot Inc

COM

437076102

18072

450000

SH



Sole



450000


Idearc

COM

451663108

573

20000

SH



Sole



20000


Intuitive Surgical,Inc

COM

559222401

19180

200000

SH



Sole



200000


Magna International

COM

585055106

16110

200000

SH



Sole



200000


Solutia

COM

881624209

2325

3121000

SH



Sole



3121000


Stereotaxis

COM

85916J102

3612

350000

SH



Sole



350000


UAL Corporation

COM

902549807

22000

500000

SH



Sole



500000


Verizon

COM

92343V104

14896

400000

SH



Sole



400000


Wal-Mart Stores

COM

931142103

4618

100000

SH



Sole



100000

